Expense Example {- Medical Technology and Devices Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Medical Technology and Devices Portfolio - Medical Technology and Devices Portfolio-Default
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847